Other Non-Current Assets	12 Months Ended
Dec. 31, 2017
Other Non-Current Assets [Abstract]
Other Non-Current Assets:

8.Other non-current assets:

The amounts included in the accompanying consolidated balance sheets are as follows:

	December 31,
	2016	2017
Other non-current assets	$-	$44,869
	$-	$44,869

As of December 31, 2017, an amount of $44,869 was recorded as “Other non-current assets” in the accompanying consolidated balance sheets regarding the last installment due to HHI for the delivery of the VLGC Mont Gelé. The last installment, including related costs, of $44,869 was held in an escrow account and released to the HHI on January 4, 2018 upon the delivery of the vessel to the Company (Notes 5, 19).